Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Proceeds from issuance costs paid	¥ 15,917	¥ 15,917	¥ 15,917